Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Valuation Method of the Company’s Financial Instruments

The following provides the valuation method of the Company’s financial instruments as at March 31, 2026 and March 31, 2025:

		As at March 31,
	Level	2026	2025
Cash	1	$330,676	$951,807
Reclamation deposits	1	$11,000	$11,000
Marketable securities	1	$-	$123,912
Financial liabilities	1	$1,115,715	$701,654